INTANGIBLE ASSETS (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INTANGIBLE ASSETS
Amortization expense	$ 301	1,824	1,500	1,615
Estimated amortization expenses
2014		1,464
2015		909
2016		603
2017		509
2018		167